Nature of business and organization - Organization and business overview (Details)		6 Months Ended
	Dec. 07, 2024 USD ($)	Jun. 30, 2025 item	Dec. 31, 2024
Subsequent Events
Nature of business and organization
Total units to be sold | item		295
Sonic Auspice DC LLC
Nature of business and organization
Equity interest (in percent)			55.00%
Sonic Auspice DC LLC
Nature of business and organization
Ownership interest to be acquired (as a percent)	55.00%
Total consideration | $	$ 750